Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Gladstone Investment Corporation

1521 Westbranch Drive, Suite 100

McLean, Virginia 22102

under the

Investment Company Act of 1940

Investment Company Act File No. 814-00704

The undersigned, Gladstone Investment Corporation (the “Fund”), is a closed-end, management investment company that has elected to be regulated as a business development company. The Fund hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance on no-action relief granted by the Commission staff.

(1)	Title of the class of securities of the Fund to be redeemed:

7.125% Series A Cumulative Term Preferred Stock (CUSIP #376546206)

Liquidation Preference: $25.00 per share

(2)	The Fund intends for the securities to be called or redeemed no earlier than on the following date:

September 30, 2016

Such a voluntary redemption will be contingent upon the Fund’s successful closing on or prior to September 30, 2016 of a public offering of its newly designated 6.25% Series D Cumulative Term Preferred Stock due 2023 with gross proceeds to the Fund equal to at least $40.0 million, and the Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The shares of 7.125% Series A Cumulative Term Preferred Stock are being redeemed pursuant to Section 2.5(c) of the Certificate of Designation of 7.125% Series A Cumulative Term Preferred Stock of Gladstone Investment Corporation.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding 7.125% Series A Term Preferred Stock.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of September, 2016.

GLADSTONE INVESTMENT CORPORATION

By:	/s/ David Gladstone
Name:	David Gladstone
Title:	Chairman & Chief Executive Officer